Cash and Cash Equivalents (Schedule of Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 126,224	$ 119,968
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	117,638	113,190
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,243	2,795
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,343	$ 3,983